SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENTED INFORMATION
SEGMENTED INFORMATION

28.          SEGMENTED INFORMATION

Effective January 1, 2010, we integrated the legacy Sierra Wireless and Wavecom segments, and as a result, our reportable segments changed from those reported at December 31, 2009.  For 2010, we operated in one segment, and all our products and services were included in this segment.

We implemented a new organizational structure during the fourth quarter of 2010 and we have two reportable segments effective January 1, 2011.

•                  Mobile Computing

•                  Machine-to-Machine

Our segments have changed from those reported at December 31, 2010.  We have not restated our comparative information as discrete financial information for these two segments is not available for periods prior to January 1, 2011.

We sell certain products through resellers, original equipment manufacturers, and wireless service providers who sell these products to end-users.  We had three significant customers during the year ended December 31, 2011 that each accounted for more than 10% of our revenue, comprising sales of $77,216,  $68,361, and $66,001 (year ended December 31, 2010 - two significant customers comprising sales of $105,469 and $65,691; year ended December 31, 2009 - two significant customers comprising sales of $119,635 and $92,489).

As we do not evaluate the performance of our operating segment based on segment assets, management does not classify asset information on a segmented basis.  Despite the absence of discrete financial information we do measure our revenue based on other forms of categorization such as by the products we produce and the geographic distribution in which our products are sold.

BUSINESS SEGMENT INFORMATION

	Year ended December 31, 2011
	Mobile Computing	Machine-to -Machine	Consolidated

Revenue	$284,966	$293,219	$578,185
Cost of goods sold	216,464	198,271	414,735
Gross Margin	68,502	94,948	163,450
Gross Margin %	24.0%	32.4%	28.3%
Expenses	n/a	n/a	193,362
Loss from operations	n/a	n/a	(29,912)
Total assets	n/a	n/a	422,887

	Year ended December 31, 2010
	Mobile Computing	Machine -to-Machine	Consolidated

Revenue	$317,896	$332,445	$650,341
Cost of goods sold	n/a	n/a	459,976
Gross Margin	n/a	n/a	190,365
Gross Margin %	n/a	n/a	29.3%
Expense	n/a	n/a	200,731
Loss from operations	n/a	n/a	(10,366)
Total assets	n/a	n/a	469,568

	Year ended December 31, 2009
	Mobile Computing	Machine -to-Machine	Consolidated

Revenue	$309,916	$216,468	$526,384
Cost of goods sold	n/a	n/a	349,092
Gross Margin	n/a	n/a	177,292
Gross Margin %	n/a	n/a	33.7%
Expenses	n/a	n/a	215,016
Loss from operations	n/a	n/a	(37,724)
Total assets	n/a	n/a	422,887

REVENUE BY GEOGRAPHICAL REGION

	2011	2010	2009

Americas	$252,762	$303,311	$312,991
Europe, Middle East and Africa	100,078	89,048	87,547
Asia-Pacific	225,345	257,982	125,846
	578,185	650,341	526,384

REVENUE BY PRODUCT

	2011	2010	2009

Mobile Computing

AirCard Mobile Broadband Devices	$241,454	$291,464	$294,981
AirPrime Wireless Embedded Modules for PC OEMs	39,422	23,420	12,506
Other	4,090	3,012	2,429
	284,966	317,896	309,916
Machine-to-Machine

AirPrime Embedded Wireless Modules (exludes PC OEMs)	$242,791	$274,964	$168,873
AirLink Intelligent Gateways and Routers	39,013	48,626	41,005
Airvantage and other	11,415	8,855	6,590
	293,219	332,445	216,468
	578,185	650,341	526,384

PROPERTY, PLANT AND EQUIPMENT BY GEOGRAPHICAL REGION

	2011	2010	2009

Americas	$14,108	$14,609	$13,281
Europe, Middle East and Africa	5,197	4,831	5,718
Asia-Pacific	2,782	3,195	8,957
	22,087	22,635	27,956